Accrued Expenses and Other - Components of Accrued Expenses and Other (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Sales returns and allowances	$ 69.8	$ 87.0	$ 85.4
Advertising and promotional costs	42.7	38.6	32.2
Compensation and related benefits	40.1	56.4	52.0
Restructuring charges	7.2	19.2	0.6
Interest	7.4	13.7	15.1
Taxes	17.5	15.5	15.6
Other	40.1	34.3	29.1
Accrued expenses and other	$ 224.8	$ 264.7	$ 230.0